                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2000

                               CHAIRMAN'S MESSAGE

December 18, 2000

Dear Stockholders,

  If you have been reading our "AMF Quarterly Update" over this past year, you undoubtedly have seen the outstanding performance of the portfolios (as presented in the enclosed Annual Report to Stockholders for the year ending October 31, 2000), as well as gained insight into the portfolios. The management team's approach to a successful and active portfolio management style has been rewarding in these volatile interest rate environments. All of the portfolios have maintained high ratings from the major rating agencies which we have readily displayed in various mailings and which has recently appeared as an advertisement in the Community Banker Magazine.

  For the past eighteen years, the Asset Management Fund has been committed to bringing well-managed and desirable fixed income portfolios to an array of depository institutions with investment needs that can be met with each portfolio design. During the year, we launched our new AMF Money Market Portfolio Class D, which was designed to facilitate sweep accounts for financial institutions that wanted a competitive product to deliver to their corporate and high net worth customers. We have been excited to see the interest develop in this portfolio and continue to witness a rapidly growing base of money market sweep assets building within the industry.

  We believe that the loyalty of our stockholders is an expression of their belief and recognition that a static and unmanaged portfolio cannot respond effectively to changing market conditions. Given the events of the past year in the fixed income markets, it is apparent that portfolios, which do not or cannot respond to changing interest rate environments, will fall behind. One year ago, the market's focus was on the impending Y2K crisis, which obscured two other events that were visible on the horizon (the pending acceleration of the government debt pay down and the Federal Reserve's restrictive monetary policy). As these two factors unfolded, the yield curve radically inverted, and credit spreads widened due to a surge in the issuance of agency and corporate debt. In this rapidly changing environment it is essential to have the ability to respond and modify a portfolio to successfully manage interest rate risk.

  We appreciate your confidence in AMF and encourage you to contact our portfolio managers with your questions. We would encourage you to become acquainted with our web site at www.amffunds.com.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the stockholders of the Asset Management Fund. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

--------------------------------------------------------------------------------

ASSET MANAGEMENT FUND REVIEW

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO - Short-term rates advanced substantially over the last 12 months ending October 31, 2000. The yield on the year bill rose by 100 basis points while the yield on the two-year treasury rose by 37 basis points. Clearly this section of the market suffered as the curve inverted. The portfolio enlarged its commitment to short duration agency CMO's and ARM's in order to increase yield and reduce volatility. The portfolio posted a 5.77% return on the year.

  ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO - Because of upward resetting coupons, the portfolio avoided the carnage visited upon the short-end of the curve. As it became apparent that the treasury was likely to discontinue issuance of the 1-year treasury bill in the foreseeable future, the ARM portfolio reduced the size of its commitment to the 1-year CMT index and increased its holdings of securities utilizing the 11th District COFI index. The portfolio also reduced the size of its short duration, fixed rate assets. Both transactions were much to the portfolio's advantage over the last twelve months. The portfolio posted a return of 6.63% for the 12-month period.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - The portfolio continued to concentrate its assets in shorter duration mortgage securities with final maturities of no longer than 15 years. The portfolio did extend the size and duration of its treasury component as the year progressed, but never to the extent that the portfolio's overall duration exceeded 3 1/2 years. Also, in order to maintain yield without adding duration, the portfolio established a small (8.1% of net assets) COFI ARM position. The portfolio's total return for the 12-month period ending October 31, 2000 was 6.47%.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - The portfolio extended the duration, increased the size of its treasury portfolio and reduced the non-GNMA portion of its mortgage portfolio to approximately 12% -- both moves benefited the portfolio's performance. This portfolio also added a small COFI ARM position (6.5% of net assets) in lieu of adding equivalent duration treasuries and this worked to the portfolio's advantage. The portfolio's total return for the 12-month period ending October 31, 2000 was 6.90%.

-------------------------------
               INVESTMENT
               COMPARISON
  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO

[GRAPH]

                                                                   SHORT U.S. GOVERNMENT           LEHMAN SHORT GOVERNMENT 1-3
                                                                    SECURITIES PORTFOLIO                    YEAR INDEX
                                                                   ---------------------           ---------------------------
1990                                                                       10000                              10000
1991                                                                       11135                              11240
1992                                                                       12106                              12155
1993                                                                       12855                              12859
1994                                                                       12977                              13008
1995                                                                       14138                              14065
1996                                                                       14843                              14905
1997                                                                       15740                              15871
1998                                                                       16854                              17086
1999                                                                       17277                              17593
2000                                                                       18275                              18672


                                                              This graph compares the performance of the Short U.S.
                                                              Government Securities Portfolio to the Lehman Short
                                                              Government 1-3 Year Index, showing returns for U.S.
                                                              Government and agency securities.
                                                              -------------------------------------------------------
                                                              Short U.S. Government Securities Portfolio
                                                              Average Annual Return

                                                                         One       Five        Ten
                                                                        Year       Year       Year
                                                                      ------------------------------
                                                                        5.77%      5.27%      6.21%

--------------------------------------------------------------------------------

ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

[GRAPH]

                                                                  ADJUSTABLE RATE MORTGAGE            LEHMAN ADJUSTABLE RATE
                                                                      (ARM) PORTFOLIO                     MORTGAGE INDEX
                                                                  ------------------------            ----------------------
9/18/91                                                                    10000                              10000
1991                                                                       10090                              10090
1992                                                                       10600                              10680
1993                                                                       11104                              11264
1994                                                                       11331                              11292
1995                                                                       12239                              12444
1996                                                                       13007                              13323
1997                                                                       13872                              14321
1998                                                                       14565                              15208
1999                                                                       15254                              15945
2000                                                                       16264                              17098


                                                              This graph compares the performance of the Adjustable Rate
                                                              Mortgage (ARM) Portfolio to the Lehman Adjustable Rate
                                                              Mortgage Index, showing returns for all agency (ARM)
                                                              securities.
                                                              -------------------------------------------------------
                                                              Adjustable Rate Mortgage (ARM) Portfolio
                                                              Average Annual Return

                                                                         One       Five       From
                                                                        Year       Year     Inception*
                                                                      ------------------------------
                                                                        6.63%      5.85%      5.48%
                                                                      *From September 18, 1991

--------------------------------------------------------------------------------

  Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

-------------------------------
               INVESTMENT
               COMPARISON
  Comparison of change in
                 value of
   $10,000 investment for
                the years
         ended October 31
--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO

[GRAPH]

                                                                   INTERMEDIATE MORTGAGE
                                                                    SECURITIES PORTFOLIO            LEHMAN U.S. MORTGAGE INDEX
                                                                   ---------------------            --------------------------
1990                                                                       10000                              10000
1991                                                                       11642                              11617
1992                                                                       12776                              12643
1993                                                                       13840                              13641
1994                                                                       13674                              13439
1995                                                                       15128                              15402
1996                                                                       15858                              16468
1997                                                                       17111                              17970
1998                                                                       18341                              19282
1999                                                                       18767                              19859
2000                                                                       19982                              21363


                                                              This graph compares the performance of the
                                                              Intermediate Mortgage Securities Portfolio to
                                                              the Lehman U.S. Mortgage Index, showing all
                                                              agency mortgage-backed securities.
                                                              -------------------------------------------------------
                                                              Intermediate Mortgage Securities Portfolio
                                                              Average Annual Return

                                                                         One       Five        Ten
                                                                        Year       Year       Year
                                                                      ------------------------------
                                                                        6.47%      5.72%      7.17%

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

[GRAPH]

                                                                  U.S. GOVERNMENT MORTGAGE
                                                                    SECURITIES PORTFOLIO            LEHMAN U.S. MORTGAGE INDEX
                                                                  ------------------------          --------------------------
1990                                                                       10000                              10000
1991                                                                       11568                              11617
1992                                                                       12483                              12643
1993                                                                       13453                              13641
1994                                                                       13205                              13439
1995                                                                       14839                              15402
1996                                                                       15676                              16468
1997                                                                       17065                              17970
1998                                                                       18358                              19282
1999                                                                       18657                              19859
2000                                                                       19945                              21363


                                                              This graph compares the performance of the U.S.
                                                              Government Mortgage Securities Portfolio to the
                                                              Lehman U.S. Mortgage Index, showing all agency
                                                              mortgage-backed securities.
                                                              -------------------------------------------------------
                                                              U.S. Government Mortgage Securities Portfolio
                                                              Average Annual Return

                                                                         One       Five        Ten
                                                                        Year       Year       Year
                                                                      ------------------------------
                                                                        6.90%      6.09%      7.15%

--------------------------------------------------------------------------------

  Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

                                     NOTES

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................      95.9%
     Freddie Mac -- discount note
       6.40%                                                     11/1/00   $11,836,000   $11,836,000
       6.43%                                                    11/14/00    10,000,000     9,976,781
       6.44%                                                    11/21/00    10,000,000     9,964,222
                                                                                         -----------
                                                                                          31,777,003
     Student Loan Marketing Association* -- weekly reset
       6.79%                                                     11/1/00     5,000,000     5,000,269
       6.62%                                                     11/7/00     8,700,000     8,699,159
       6.82%                                                     11/7/00     4,000,000     4,000,858
                                                                                         -----------
                                                                                          17,700,286
                                                                                         -----------
  TOTAL AGENCY OBLIGATIONS (Cost $49,477,289)                                             49,477,289
REPURCHASE AGREEMENTS...........................       3.9%
  Barclays Capital, 6.50% (Agreement dated
     10/31/00, to be repurchased at $2,000,361
     on 11/1/00; collateralized by $1,565,000
     U.S. Treasury Notes, 8.50%, due 2/15/20.
     The market value of the collateral is
     $2,032,618)                                                             2,000,000     2,000,000
                                                                                         -----------
  TOTAL REPURCHASE AGREEMENTS (Cost $2,000,000)                                            2,000,000
TOTAL INVESTMENTS IN SECURITIES.................      99.8%                               51,477,289
  (Cost $51,477,289) (a)
OTHER ASSETS IN EXCESS OF LIABILITIES...........       0.2%                                  113,179
                                                                                         -----------
Net Assets applicable to 51,602,818 Shares of
  Common Stock issued and outstanding...........     100.0%                              $51,590,468
                                                                                         ===========
Net Asset Value, offering and redemption price
  per share ($51,590,468 / 51,602,819)                                                         $1.00
                                                                                               =====

--------------------------------------------------------------------------------
 * Variable rate investments. The rate presented is the rate in effect at October 31, 2000. The date presented reflects the next rate change date.

(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*......      20.4%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       8.02%                                                        3/1/30   $6,796,760   $ 6,917,827
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.51%                                                       5/25/21      113,063       112,497
       6.61%                                                        4/1/25    3,640,663     3,592,879
     Freddie Mac
       6.61%                                                      10/15/22    6,618,764     6,536,030
                                                                                          -----------
                                                                                           10,241,406
  HYBRID ARMS
     Fannie Mae
       6.65%                                                        4/1/30    2,448,454     2,435,447
                                                                                          -----------
  TOTAL ADJUSTABLE RATE MORTGAGE-
     RELATED SECURITIES* (Cost $19,482,370)                                                19,594,680
AGENCY OBLIGATIONS................................      15.1%
     Federal Home Loan Bank
       6.75%                                                        5/1/02    5,000,000     5,019,531
     Freddie Mac
       5.75%                                                       7/15/03    4,000,000     3,931,250
     Freddie Mac -- discount note
       6.38%                                                       11/7/00    5,562,000     5,555,100
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS (Cost $14,360,425)                                              14,505,881
FIXED RATE MORTGAGE-RELATED SECURITIES............      13.8%
     Fannie Mae
       5.75%                                                       2/25/16    5,000,000     4,912,500
       6.00%                                                       8/25/17    5,000,000     4,943,750
       5.85%                                                       9/25/17      266,426       264,761
                                                                                          -----------
                                                                                           10,121,011
     Freddie Mac
       7.00%                                                      12/15/06    3,153,596     3,162,465
                                                                                          -----------
  TOTAL FIXED RATE MORTGAGE-
     RELATED SECURITIES (Cost $13,171,427)                                                 13,283,476

--------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.........................      47.9%
  U.S. Treasury Notes
       6.50%                                                       8/31/01   $6,000,000   $ 6,005,625
       6.50%                                                       2/28/02    5,000,000     5,018,750
       5.75%                                                      11/30/02    6,000,000     5,975,625
       6.25%                                                       2/15/03    6,000,000     6,039,375
       5.38%                                                       6/30/03    4,000,000     3,950,000
       5.75%                                                       8/15/03    7,000,000     6,975,938
       6.00%                                                       8/15/04    7,000,000     7,035,000
       5.88%                                                      11/15/04    5,000,000     5,006,250
                                                                                          -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,643,078)                                       46,006,563
REPURCHASE AGREEMENTS.............................       2.2%
  Barclays Capital, 6.50% (Agreement dated
     10/31/00, to be repurchased at $2,092,378 on
     11/1/00; collateralized by $1,640,000 U.S.
     Treasury Notes, 8.50%, due 2/15/20. The
     market value of the collateral is $2,130,028)                            2,092,000     2,092,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS (Cost $2,092,000)                                             2,092,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $94,749,300) (a)..........................      99.4%                              95,482,600
OTHER ASSETS IN EXCESS OF LIABILITIES.............       0.6%                                 615,329
                                                                                          -----------
Net Assets applicable to 9,297,702 Shares of
  Common Stock issued and outstanding.............     100.0%                             $96,097,929
                                                                                          ===========
Net Asset Value, offering and redemption price per
  share ($96,097,929 / 9,297,702)                                                              $10.34
                                                                                               ======

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2000.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $6,952. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation                   $743,676
           Unrealized depreciation                    (17,328)
                                                     --------
           Net unrealized appreciation               $726,348
                                                     ========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*..............................     84.5%
  1 Yr. Constant Maturity Treasury Based ARMS
     Chase 1990-EA1
       7.58%                                                      11/25/20  $ 2,373,238   $  2,373,238
     Fannie Mae
       8.07%                                                        7/1/25   18,097,560     18,470,822
       8.12%                                                       11/1/27   14,900,597     15,254,487
       8.07%                                                       12/1/27   16,859,009     17,238,336
       8.02%                                                        3/1/30   49,614,097     50,497,849
     Freddie Mac
       8.17%                                                       10/1/24   10,505,407     10,731,930
       8.14%                                                       11/1/26    8,073,257      8,237,245
       8.05%                                                        3/1/27   15,559,159     15,889,791
       8.10%                                                        3/1/27   12,921,696     13,216,472
       7.92%                                                        9/1/27   22,355,984     22,872,966
       8.05%                                                        4/1/29   13,648,631     13,934,399
                                                                                          ------------
                                                                                           188,717,535
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       8.09%                                                       12/1/24   43,466,356     44,390,016
     Freddie Mac
       8.50%                                                        1/1/26   14,993,595     15,345,007
                                                                                          ------------
                                                                                            59,735,023
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Donaldson, Lufkin, Jenrette Acceptance Corp.
       1992-6
       7.97%                                                       7/25/22   12,836,123     12,868,213
     Donaldson, Lufkin, Jenrette Acceptance Corp.
       1992-9
       8.13%                                                      11/25/22    7,720,531      7,720,531
     Donaldson, Lufkin, Jenrette Acceptance Corp.
       1994-5
       8.76%                                                       4/25/24    2,241,180      2,245,382
     Freddie Mac
       8.72%                                                        3/1/26    7,092,245      7,254,037
       8.66%                                                        5/1/26    5,526,978      5,651,335
                                                                                          ------------
                                                                                            35,739,498

--------------------------------------------------------------------------------


  See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
------------------------------------------------------------------------------------------------------
  6 Mo. Treasury Bill Based ARMS
     Citicorp 1992-18 CL A-1
       8.01%                                                      11/25/22  $18,099,485   $ 18,433,195
     Housing Securities, Inc. 1992 SL-1 CL A-1
       8.65%                                                       5/25/16   11,291,267     11,460,636
                                                                                          ------------
                                                                                            29,893,831
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.41%                                                       8/25/08    5,238,537      5,133,766
       6.51%                                                       2/25/09    5,000,000      4,859,375
       6.41%                                                       6/25/12    4,000,000      3,912,500
       6.51%                                                       9/25/23    9,690,916      9,494,069
       6.61%                                                        4/1/25    5,460,995      5,389,319
       6.61%                                                        3/1/33    7,469,514      7,371,476
       6.66%                                                        5/1/36   48,463,245     47,827,165
       6.71%                                                        5/1/36   12,602,256     12,436,851
       6.72%                                                        5/1/36   44,434,114     43,850,917
     Freddie Mac
       6.66%                                                       5/15/21    8,508,130      8,377,849
       6.91%                                                       8/15/23    5,566,418      5,404,644
       6.41%                                                      12/15/23   12,871,207     12,758,584
       6.41%                                                       2/15/24    1,854,699      1,826,879
                                                                                          ------------
                                                                                           168,643,394
  MONTHLY London Interbank Offering Rate (LIBOR)
     Collateralized Mortgage Obligations
     ABN Amro Mortgage Corp. 1999-8
       7.02%                                                      12/25/29    5,628,148      5,619,355
     BA Mortgage Securities, Inc. 1998-4 1A7
       7.12%                                                       8/25/28   20,110,209     19,708,004
     Fannie Mae
       6.92%                                                       9/25/28   13,988,221     13,957,622
     Freddie Mac
       7.08%                                                       5/15/21    9,326,640      9,347,042
       7.18%                                                       3/15/25   14,781,548     14,823,121

--------------------------------------------------------------------------------


  See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
------------------------------------------------------------------------------------------------------
     MLCC Mortgage Investors, Inc. 1996-C
       7.01%                                                       9/15/21  $18,959,154   $ 18,994,702
     Morserv, Inc. 96-2 1A1
       7.47%                                                      11/25/26   10,555,611     10,628,181
                                                                                          ------------
                                                                                            93,078,027
                                                                                          ------------
  TOTAL ADJUSTABLE RATE
     MORTGAGE-RELATED SECURITIES* (Cost $571,581,729)                                      575,807,308
AGENCY OBLIGATIONS.................................      5.4%
     Federal Home Loan Bank
       6.75%                                                        5/1/02    5,000,000      5,019,531
     Federal Home Loan Bank -- discount note
       6.37%                                                       11/8/00   25,000,000     24,964,610
       6.43%                                                       11/9/00    7,000,000      6,988,748
                                                                                          ------------
                                                                                            31,953,358
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS (Cost $36,922,070)                                               36,972,889
FIXED RATE MORTGAGE-RELATED SECURITIES.............      3.9%
  Collateralized Mortgage Obligations
     ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                       4/25/28      201,842        200,770
     Fannie Mae
       6.50%                                                      10/18/17   10,393,272     10,334,809
     Freddie Mac
       6.50%                                                       1/25/15    5,301,000      5,219,828
     Prudential Home Mortgage Services 1996-4
       6.50%                                                       4/25/26    4,854,973      4,783,666
     Prudential Home Mortgage Services 1996-6
       6.00%                                                       5/25/26      102,412        102,412
                                                                                          ------------
                                                                                            20,641,485
  Mortgage Pass Throughs
     Freddie Mac
       8.00%                                                        6/1/14    1,613,928      1,628,555
       9.25%                                                        1/1/17    2,610,545      2,744,335
       10.50%                                                      12/1/20    1,533,986      1,660,061
                                                                                          ------------
                                                                                             6,032,951
                                                                                          ------------
  TOTAL FIXED RATE
     MORTGAGE-RELATED SECURITIES (Cost $26,486,737)                                         26,674,436

--------------------------------------------------------------------------------


  See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS     MATURITY      PAR          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................      1.2%
  U.S. Treasury Notes
       6.50%                                                       5/15/05  $ 2,000,000   $  2,053,750
       6.75%                                                       5/15/05    6,000,000      6,221,250
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,197,250)                                          8,275,000
REPURCHASE AGREEMENTS..............................      4.4%
  Barclays Capital, 6.50% (Agreement dated
     10/31/00, to be repurchased at $30,016,419 on
     11/1/00; collateralized by $23,460,000 U.S.
     Treasury Notes, 8.50%, due 2/15/20. The market
     value of the collateral is $30,469,791)                                 30,011,000     30,011,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $30,011,000)                                            30,011,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $673,198,786)(a)...........................     99.4%                              677,740,633
OTHER ASSETS IN EXCESS OF LIABILITIES..............      0.6%                                3,911,409
                                                                                          ------------
Net Assets applicable to 69,166,378 Shares of
  Common Stock issued and outstanding..............    100.0%                             $681,652,042
                                                                                          ============
Net Asset Value, offering and redemption price per
  share ($681,652,042 / 69,166,378)                                                              $9.86
                                                                                                 =====

--------------------------------------------------------------------------------


 *  The rates presented are the rates in effect at October 31, 2000.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                        $5,478,294
                Unrealized depreciation                          (936,447)
                                                               ----------
                Net unrealized appreciation                    $4,541,847
                                                               ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....        8.1%
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.61%                                                         4/1/25    $3,640,662    $ 3,592,878
       6.72%                                                         4/1/29     3,778,532      3,728,939
                                                                                             -----------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
     (Cost $7,249,007)                                                                         7,321,817
AGENCY OBLIGATIONS...............................        2.1%
     Freddie Mac
       5.75%                                                        3/15/09     2,000,000      1,878,438
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS (Cost $1,752,854)                                                   1,878,438
FIXED RATE MORTGAGE-RELATED SECURITIES...........       73.6%
  15 Yr. Securities
     Fannie Mae
       6.50%                                                         5/1/08     4,441,965      4,380,888
       6.50%                                                         8/1/14     2,879,126      2,821,543
       7.00%                                                         6/1/15     2,902,413      2,886,087
     Freddie Mac
       7.50%                                                         1/1/10     6,295,547      6,342,764
       7.50%                                                         7/1/11     4,035,844      4,066,113
       6.50%                                                         2/1/12     5,905,705      5,783,900
       6.50%                                                         4/1/12     4,211,341      4,124,482
       6.00%                                                         3/1/14     4,651,884      4,483,253
       6.00%                                                         7/1/14     3,781,557      3,644,476
       6.50%                                                         2/1/15     1,945,068      1,904,951
       6.00%                                                         3/1/15     2,845,706      2,742,549
     Government National Mortgage Association,
       6.00%                                                        1/15/14     4,629,076      4,471,398
                                                                                             -----------
                                                                                              47,652,404
  Balloons
     Fannie Mae
       6.00%                                                        10/1/05     3,662,402      3,567,981
  Collateralized Mortgage Obligations
     ABN Amro Mortgage Corp. 1998-1 A3
       7.00%                                                        4/25/28        53,824         53,539
     Freddie Mac
       5.50%                                                       11/15/16     5,000,000      4,878,125
       6.50%                                                        5/15/25     5,000,000      4,859,375

--------------------------------------------------------------------------------
  See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
     Norwest Asset Securities Corp. 1998-20 A6
       6.25%                                                        9/25/28    $6,000,000    $ 5,859,375
                                                                                             -----------
                                                                                              15,650,414
                                                                                             -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $66,214,240)                                                                       66,870,799
U.S. TREASURY OBLIGATIONS........................       13.5%
  U.S. Treasury Notes
       5.88%                                                       11/15/04     4,000,000      4,005,000
       6.75%                                                        5/15/05     5,000,000      5,184,375
       6.00%                                                        8/15/09     2,000,000      2,020,625
       5.75%                                                        8/15/10     1,000,000        999,375
                                                                                             -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,997,728)                                          12,209,375
REPURCHASE AGREEMENTS............................        2.5%
  Barclays Capital, 6.50% (Agreement dated
     10/31/00, to be repurchased at $2,287,413 on
     11/1/00; collateralized by $1,790,000 U.S.
     Treasury Notes, 8.50%, due 2/15/20. The
     market value of the collateral is
     $2,324,848)                                                                2,287,000      2,287,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS (Cost $2,287,000)                                                2,287,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $89,500,829)(a)..........................       99.8%                                 90,567,429
OTHER ASSETS IN EXCESS OF LIABILITIES............        0.2%                                    200,337
                                                                                             -----------
Net Assets applicable to 9,727,604 Shares of
  Common Stock issued and outstanding............      100.0%                                $90,767,766
                                                                                             ===========
Net Asset Value, offering and redemption
  price per share ($90,767,766 / 9,727,604)                                                        $9.33
                                                                                             ===========

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2000.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $21,200. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                        $1,200,149
                Unrealized depreciation                          (154,749)
                                                               ----------
                Net unrealized appreciation                    $1,045,400
                                                               ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....        6.5%
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.72%                                                        5/1/36    $ 4,727,033    $ 4,664,991
                                                                                             -----------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $4,622,761)                                                             4,664,991
AGENCY OBLIGATIONS..............................        3.9%
     Freddie Mac
       5.75%                                                       3/15/09      3,000,000      2,817,656
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS (Cost $2,660,345)                                                   2,817,656
FIXED RATE MORTGAGE-RELATED SECURITIES..........       73.9%
  15 Yr. Securities
     Government National Mortgage Association
       6.50%                                                       5/15/14      5,407,366      5,322,876
  30 Yr. Securities
     Fannie Mae
       8.00%                                                        8/1/30      3,940,124      3,991,223
     Government National Mortgage Association
       10.00%                                                      3/15/19        168,810        173,927
       7.50%, 2/15/24-6/15/27                                                   9,649,671      9,685,857
       8.50%                                                       6/15/24        762,957        782,747
     Government National Mortgage Association II
       6.50%                                                       3/20/26      3,687,652      3,549,365
     Government National Mortgage Association
       7.00%                                                       4/15/27     11,293,767     11,138,478
       6.50%                                                       4/15/28      2,869,770      2,772,466
       6.00%, 11/15/28-1/15/29                                                  7,524,357      7,091,706
       8.00%                                                       4/15/30      3,968,195      4,032,679
       9.00%, 11/15/04-10/15/21                                                 4,017,313      4,184,283
                                                                                             -----------
                                                                                              47,402,731
                                                                                             -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $51,258,164).........................                                              52,725,607

--------------------------------------------------------------------------------
  See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.......................       14.6%
  U.S. Treasury Notes
       6.75%                                                       5/15/05    $ 6,000,000    $ 6,221,250
       6.50%                                                       2/15/10      4,000,000      4,187,500
                                                                                             -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $10,267,719)...............................                                              10,408,750
REPURCHASE AGREEMENTS...........................        0.9%
  Barclays Capital, 6.50% (Agreement dated
     10/31/00, to be repurchased at $674,122 on
     11/1/00; collateralized by $530,000 U.S.
     Treasury Notes, 8.50%, due 2/15/20. The
     market value of the collateral is $688,363)                                  674,000        674,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $674,000)............................                                                 674,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $69,482,989) (a)........................       99.8%                                  71,291,004
OTHER ASSETS IN EXCESS OF LIABILITIES...........        0.2%                                     157,515
                                                                                             -----------
Net Assets applicable to 6,958,813 Shares of
  Common Stock issued and outstanding...........      100.0%                                 $71,448,519
                                                                                             ===========
Net Asset Value, offering and redemption price
  per share ($71,448,519 / 6,958,813)                                                             $10.27
                                                                                             ===========

--------------------------------------------------------------------------------


* The rates presented are the rates in effect at October 31, 2000.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $85,335. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                            $2,014,678
Unrealized depreciation                              (291,998)
                                                   ----------
Net unrealized appreciation                        $1,722,680
                                                   ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                                                                   U.S.
                                                    SHORT U.S.    ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                         MONEY      GOVERNMENT   RATE MORTGAGE     MORTGAGE      MORTGAGE
                                         MARKET     SECURITIES       (ARM)        SECURITIES    SECURITIES
                                       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income................   $3,235,941   $6,665,891    $49,743,616     $6,293,053    $5,396,041
                                       ----------   ----------    -----------     ----------    ----------
     Operating expenses:
       Investment advisory fee......       80,235      265,092      3,346,260        326,549       191,452
       Distribution fee Class I.....       79,070      159,057      1,859,029        139,951       114,872
       Distribution fee Class D.....        4,660           --             --             --            --
       Administration fee...........       16,047       31,812        223,089         27,991        22,975
       Custodian fee................       10,114       14,813         43,865         11,010        19,268
       Trustees' fees...............        3,333        7,104         39,593          6,315         3,208
       Transfer agent fee...........       16,739        8,871         27,467         12,436         3,225
       Legal........................       10,877       16,251         83,571         12,010         8,351
       Audit........................        4,578       10,911         68,283         10,280         3,221
       Other........................       21,094       22,807        114,276         17,891        32,601
                                       ----------   ----------    -----------     ----------    ----------
                                          246,747      536,718      5,805,433        564,433       399,173
       Fee waivers..................      (80,558)          --     (2,230,833)       (93,299)           --
                                       ----------   ----------    -----------     ----------    ----------
          Total expenses............      166,189      536,718      3,574,600        471,134       399,173
                                       ----------   ----------    -----------     ----------    ----------
          Net investment income.....    3,069,752    6,129,173     46,169,016      5,821,919     4,996,868
                                       ----------   ----------    -----------     ----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized loss..............      (14,744)  (1,165,577)    (1,812,264)    (1,912,686)   (2,328,586)
     Net change in unrealized
       appreciation/(depreciation)
       of investments...............           --      751,784      2,315,959      1,845,036     2,191,655
                                       ----------   ----------    -----------     ----------    ----------
          Net gain (loss) on
            investments.............      (14,744)    (413,793)       503,695        (67,650)     (136,931)
                                       ----------   ----------    -----------     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................   $3,055,008   $5,715,380    $46,672,711     $5,754,269    $4,859,937
                                       ==========   ==========    ===========     ==========    ==========

--------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2000 AND 1999

--------------------------------------------------------------------------------

                                                                      MONEY MARKET
                                                                        PORTFOLIO
                                                              -----------------------------
                                                                  2000            1999
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $   3,069,752   $   3,529,497
     Net realized loss......................................        (14,744)             --
                                                              -------------   -------------
       Net increase in net assets resulting from
        operations..........................................      3,055,008       3,529,497
                                                              -------------   -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................     (3,025,788)     (3,529,497)
     From net realized gains................................             --            (761)
  Dividends paid to Class D stockholders:(a)
     From net investment income.............................        (43,964)             --
                                                              -------------   -------------
       Total dividends paid to stockholders.................     (3,069,752)     (3,530,258)
                                                              -------------   -------------
  Capital Transactions Class I:
     Proceeds from sale of shares...........................    379,065,203     788,825,804
     Shares issued to stockholders in reinvestment of
      dividends.............................................      2,188,957       2,907,490
     Cost of shares repurchased.............................   (425,111,733)   (758,103,140)
  Capital Transactions Class D:(a)
     Proceeds from sale of shares...........................      9,623,000              --
     Shares issued to stockholders in reinvestment of
      dividends.............................................          3,323              --
     Cost of shares repurchased.............................     (6,237,697)             --
                                                              -------------   -------------
       Net increase (decrease) in net assets from capital
        transactions........................................    (40,468,947)     33,630,154
                                                              -------------   -------------
       Total increase (decrease) in net assets..............    (40,483,691)     33,629,393
Net Assets:
  Beginning of year.........................................     92,074,159      58,444,766
                                                              -------------   -------------
  End of year...............................................  $  51,590,468   $  92,074,159
                                                              =============   =============

--------------------------------------------------------------------------------


(a) Represents the period from December 19, 1999 (commencement of operations in Money Market Class D Shares) through October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2000 AND 1999

--------------------------------------------------------------------------------

                                                                 SHORT U.S. GOVERNMENT
                                                                  SECURITIES PORTFOLIO
                                                              ----------------------------
                                                                  2000            1999
------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $  6,129,173    $  6,461,712
     Net realized loss......................................    (1,165,577)       (675,404)
     Net change in unrealized appreciation/(depreciation) of
      investments...........................................       751,784      (2,828,997)
                                                              ------------    ------------
       Net increase in net assets resulting from
        operations..........................................     5,715,380       2,957,311
                                                              ------------    ------------
  Dividends paid to stockholders:
     From net investment income.............................    (6,132,836)     (6,458,738)
                                                              ------------    ------------
       Total dividends paid to stockholders.................    (6,132,836)     (6,458,738)
                                                              ------------    ------------
  Capital transactions:
     Proceeds from sale of shares...........................       740,841      29,405,048
     Shares issued to stockholders in reinvestment of
      dividends.............................................     3,539,406       4,441,912
     Cost of shares repurchased.............................   (22,604,431)    (29,746,442)
                                                              ------------    ------------
       Net increase (decrease) in net assets from capital
        transactions........................................   (18,324,184)      4,100,518
                                                              ------------    ------------
       Total increase (decrease) in net assets..............   (18,741,640)        599,091
Net Assets:
  Beginning of year.........................................   114,839,569     114,240,478
                                                              ------------    ------------
  End of year...............................................  $ 96,097,929    $114,839,569
                                                              ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       INTERMEDIATE
       ADJUSTABLE RATE              MORTGAGE SECURITIES              U.S. GOVERNMENT
  MORTGAGE (ARM) PORTFOLIO               PORTFOLIO            MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------
    2000            1999            2000           1999            2000            1999
--------------------------------------------------------------------------------------------
$  46,169,016   $  50,833,921   $  5,821,919   $  6,074,138    $  4,996,868     $ 5,337,265
   (1,812,264)     (4,971,448)    (1,912,686)      (954,738)     (2,328,586)       (836,298)
    2,315,959      (1,260,125)     1,845,036     (2,834,209)      2,191,655      (3,107,757)
-------------   -------------   ------------   ------------    ------------     -----------
   46,672,711      44,602,348      5,754,269      2,285,191       4,859,937       1,393,210
-------------   -------------   ------------   ------------    ------------     -----------
  (46,052,996)    (50,785,092)    (5,848,506)    (6,074,951)     (5,038,144)     (5,314,467)
-------------   -------------   ------------   ------------    ------------     -----------
  (46,052,996)    (50,785,092)    (5,848,506)    (6,074,951)     (5,038,144)     (5,314,467)
-------------   -------------   ------------   ------------    ------------     -----------
   79,583,347     300,038,599         30,000     31,163,180          37,920      15,324,674
   22,200,993      30,577,753      2,376,935      3,464,307       2,712,203       2,848,770
 (298,360,075)   (342,375,271)   (13,255,026)   (28,566,059)    (18,373,750)     (7,175,510)
-------------   -------------   ------------   ------------    ------------     -----------
 (196,575,735)    (11,758,919)   (10,848,091)     6,061,428     (15,623,627)     10,997,934
-------------   -------------   ------------   ------------    ------------     -----------
 (195,956,020)    (17,941,663)   (10,942,328)     2,271,668     (15,801,834)      7,076,677
  877,608,062     895,549,725    101,710,094     99,438,426      87,250,353      80,173,676
-------------   -------------   ------------   ------------    ------------     -----------
$ 681,652,042   $ 877,608,062   $ 90,767,766   $101,710,094    $ 71,448,519     $87,250,353
=============   =============   ============   ============    ============     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS I
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income.....................    0.0578     0.0480     0.0523     0.0513     0.0516
  Net realized and unrealized loss on
     investments............................        --(a)       --        --         --         --
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.0578     0.0480     0.0523     0.0513     0.0516
                                              --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............   (0.0578)   (0.0480)   (0.0523)   (0.0513)   (0.0516)
     From net realized gains................        --         --(a)       --        --         --
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========   ========
Total return................................     5.93%      4.94%      5.35%      5.25%      5.29%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........  $ 48,202   $ 92,074   $ 58,445   $ 48,104   $ 69,484
  Ratio of expenses to average net assets...     0.30%      0.25%      0.25%      0.26%      0.24%
  Ratio of net investment income to average
     net assets.............................     5.74%      4.81%      5.22%      5.14%      5.15%
  Ratio of expenses to average net
     assets*................................     0.45%      0.40%      0.40%      0.41%      0.39%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net realized/unrealized loss per share and/or distributions from net realized gains were less than $0.005.
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS D
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                              DECEMBER 19, 1999(A) TO
                                                                 OCTOBER 31, 2000
-------------------------------------------------------------------------------------
Net asset value, beginning of year..........................         $   1.00
                                                                     --------
Income from investment operations:
  Net investment income.....................................           0.0466
  Net realized and unrealized loss on investments...........               --(b)
                                                                     --------
     Total from investment operations.......................           0.0466
                                                                     --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................          (0.0466)
                                                                     --------
Net asset value, end of year................................         $   1.00
                                                                     ========
Total return................................................            4.74%(d)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........................         $  3,388
  Ratio of expenses to average net assets...................            0.75%(c)
  Ratio of net investment income to average net assets......            5.66%(c)
  Ratio of expenses to average net assets*..................            0.94%(c)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.

(b) Net realized/unrealized loss per share was less than $0.005.

(c) Annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.36   $  10.66   $  10.55   $  10.56   $  10.68
                                              --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income.....................    0.5973     0.5600     0.6144     0.6273     0.6370
  Net realized and unrealized gain (loss) on
     investments............................   (0.0240)   (0.3000)    0.1100    (0.0100)   (0.1200)
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.5733     0.2600     0.7244     0.6173     0.5170
                                              --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders from net
     investment income......................   (0.5976)   (0.5600)   (0.6144)   (0.6273)   (0.6370)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.34   $  10.36   $  10.66   $  10.55   $  10.56
                                              ========   ========   ========   ========   ========
Total return................................     5.77%      2.51%      7.08%      6.04%      4.99%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........  $ 96,098   $114,840   $114,240   $112,304   $176,892
  Ratio of expenses to average net assets...     0.51%      0.49%      0.50%      0.50%      0.48%
  Ratio of net investment income to average
     net assets.............................     5.79%      5.35%      5.83%      5.97%      6.02%
  Portfolio turnover rate...................      138%       155%        84%        75%        69%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------
                                                    2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.............   $   9.84   $   9.91   $   9.99   $   9.95   $   9.94
                                                  --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income........................     0.6048     0.5290     0.5676     0.6036     0.5958
  Net realized and unrealized gain (loss) on
     investments...............................     0.0233    (0.0700)   (0.0800)    0.0400     0.0100
                                                  --------   --------   --------   --------   --------
       Total from investment operations........     0.6281     0.4590     0.4876     0.6436     0.6058
                                                  --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders from net
     investment income.........................    (0.6129)   (0.5290)   (0.5676)   (0.6036)   (0.5958)
                                                  --------   --------   --------   --------   --------
Net asset value, end of year...................   $   9.86   $   9.84   $   9.91   $   9.99   $   9.95
                                                  ========   ========   ========   ========   ========
Total return...................................      6.63%      4.73%      5.00%      6.65%      6.27%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)...........   $681,652   $877,608   $895,550   $751,334   $796,016
  Ratio of expenses to average net assets......      0.48%      0.48%      0.49%      0.49%      0.47%
  Ratio of net investment income to average net
     assets....................................      6.22%      5.34%      5.70%      6.07%      6.01%
  Ratio of expenses to average net assets*.....      0.78%      0.78%      0.79%      0.79%      0.77%
  Portfolio turnover rate......................        67%        51%        53%        74%        60%

--------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                  2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year...........   $   9.33   $   9.66   $   9.62   $   9.52   $   9.68
                                                --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income......................     0.5754     0.5490     0.5932     0.6245     0.6101
  Net realized and unrealized gain (loss) on
     investments.............................     0.0051    (0.3300)    0.0761     0.1000    (0.1600)
                                                --------   --------   --------   --------   --------
       Total from investment operations......     0.5805     0.2190     0.6693     0.7245     0.4501
                                                --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..............    (0.5795)   (0.5490)   (0.5932)   (0.6245)   (0.6101)
     In excess of net investment income......         --         --    (0.0361)        --         --
                                                --------   --------   --------   --------   --------
       Total distributions to stockholders...    (0.5795)   (0.5490)   (0.6293)   (0.6245)   (0.6101)
                                                --------   --------   --------   --------   --------
Net asset value, end of year.................   $   9.33   $   9.33   $   9.66   $   9.62   $   9.52
                                                ========   ========   ========   ========   ========
Total return.................................      6.47%      2.32%      7.18%      7.90%      4.82%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).........   $ 90,768   $101,710   $ 99,438   $ 77,982   $ 92,289
  Ratio of expenses to average net assets....      0.51%      0.48%      0.49%      0.49%      0.44%
  Ratio of net investment income to average
     net assets..............................      6.25%      5.78%      6.17%      6.58%      6.38%
  Ratio of expenses to average net assets*...      0.61%      0.58%      0.59%      0.59%      0.58%
  Portfolio turnover rate....................       110%        90%        69%       120%       133%

--------------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.26   $  10.73   $  10.67   $  10.51   $  10.68
                                              --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income.....................    0.6646     0.6416     0.6947     0.7344     0.7479
  Net realized and unrealized gain (loss) on
   investments..............................    0.0109    (0.4726)    0.0877     0.1600    (0.1700)
                                              --------   --------   --------   --------   --------
       Total from investment operations.....    0.6755     0.1690     0.7824     0.8944     0.5779
                                              --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
   From net investment income...............   (0.6682)   (0.6390)   (0.6947)   (0.7344)   (0.7479)
   In excess of net investment income.......        --         --    (0.0277)        --         --
                                              --------   --------   --------   --------   --------
       Total distributions to
          stockholders......................   (0.6682)   (0.6390)   (0.7224)   (0.7344)   (0.7479)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.27   $  10.26   $  10.73   $  10.67   $  10.51
                                              ========   ========   ========   ========   ========
Total return................................     6.90%      1.63%      7.58%      8.87%      5.63%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........  $ 71,449   $ 87,250   $ 80,174   $ 53,572   $ 57,267
  Ratio of expenses to average net assets...     0.52%      0.52%      0.53%      0.53%      0.52%
  Ratio of net investment income to average
   net assets...............................     6.53%      6.13%      6.48%      7.01%      7.10%
  Portfolio turnover rate...................      127%        73%        93%       135%       165%

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000

--------------------------------------------------------------------------------

Asset Management Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of October 31, 2000, the Fund offered shares in five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios"). The Portfolios' investment objectives are to seek to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each. The Fund was reorganized as a Delaware Business Trust on July 22, 1999.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  For purposes of determining the net asset value per share of each Portfolio, investments for which market quotations are readily available will be valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available, and other assets, will be valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from primary government securities dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Portfolio will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and each Portfolio will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Portfolio's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000

--------------------------------------------------------------------------------

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 2000. The waiver amounted to $1,487,231.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the year ended October 31, 2000. The waiver amounted to $93,299.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for distribution services, the Fund pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio Class I and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The fee rate for the Money Market Class D is .60% of average daily net assets. The Distributor voluntarily waived approximately 100% of its fee for Class I and 32% for Class D during the year ended October 31, 2000. The Money Market waiver amounted to $79,070 for Class I and $1,488 for Class D.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000

--------------------------------------------------------------------------------

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the year ended October 31, 2000. The waiver amounted to $743,602.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. (BISYS, Ohio), serves the Fund as administrator and transfer agent. BISYS, Ohio is a subsidiary of The BISYS Group, Inc.

  As compensation for administrative services, the Fund pays the Administrator an administrative fee monthly in accordance with the administration plan adopted by the Fund. The fee rate for each of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios, computed separately, is a percentage of the average daily net assets of each Portfolio.

--------------------------------------------------------------------------------

C. Transactions in shares of the Fund for the years ended October 31, 2000 and October 31, 1999, were as follows:

----------------------------------------------------------------------------------------------------
                                                                       MONEY MARKET PORTFOLIO
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2000    OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       379,065,203         788,825,804
  Shares issued to stockholders in reinvestment of
     dividends..............................................         2,188,957           2,907,490
  Shares repurchased........................................      (425,111,733)       (758,103,140)
                                                                  ------------        ------------
  Net increase (decrease)...................................       (43,857,573)         33,630,154
  Shares outstanding
     Beginning of period....................................        92,071,765          58,441,611
                                                                  ------------        ------------
     End of period..........................................        48,214,192          92,071,765
                                                                  ============        ============
Share transactions Class D: (a)
  Sale of shares............................................         9,623,000                  --
  Shares issued to stockholders in reinvestment of
     dividends..............................................             3,323                  --
  Shares repurchased........................................        (6,237,697)                 --
                                                                  ------------        ------------
  Net increase..............................................         3,388,626                  --
  Shares outstanding
     Beginning of period....................................                --                  --
     End of period..........................................         3,388,626                  --
                                                                  ============        ============

--------------------------------------------------------------------------------


(a) For the period from December 19, 1999 (commencement of operations) through October 31, 2000.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                             SHORT U.S. GOVERNMENT             ADJUSTABLE RATE MORTGAGE (ARM)
                                             SECURITIES PORTFOLIO                         PORTFOLIO
                                      --------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2000   OCTOBER 31, 1999    OCTOBER 31, 2000   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................         72,236          2,783,895           8,088,574         30,262,704
  Shares issued to stockholders in
     reinvestment of dividends......        344,175            423,288           2,257,506          3,088,423
  Shares repurchased................     (2,201,450)        (2,836,326)        (30,334,028)       (34,590,248)
                                         ----------         ----------         -----------        -----------
  Net increase (decrease)...........     (1,785,039)           370,857         (19,987,948)        (1,239,121)
  Shares outstanding
     Beginning of period............     11,082,741         10,711,884          89,154,326         90,393,447
                                         ----------         ----------         -----------        -----------
     End of period..................      9,297,702         11,082,741          69,166,378         89,154,326
                                         ==========         ==========         ===========        ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             INTERMEDIATE MORTGAGE                U.S. GOVERNMENT MORTGAGE
                                             SECURITIES PORTFOLIO                   SECURITIES PORTFOLIO
                                      --------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2000   OCTOBER 31, 1999    OCTOBER 31, 2000   OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................          3,207          3,243,087               3,773         1,433,797
  Shares issued to stockholders in
     reinvestment of dividends......        257,702            364,694             267,704           271,703
  Shares repurchased................     (1,439,616)        (2,993,651)         (1,815,433)         (672,809)
                                         ----------         ----------          ----------         ---------
  Net increase (decrease)...........     (1,178,707)           614,130          (1,543,956)        1,032,691
  Shares outstanding
     Beginning of period............     10,906,311         10,292,181           8,502,769         7,470,078
                                         ----------         ----------          ----------         ---------
     End of period..................      9,727,604         10,906,311           6,958,813         8,502,769
                                         ==========         ==========          ==========         =========

--------------------------------------------------------------------------------
D. At October 31, 2000, Net Assets consisted of the following:

-----------------------------------------------------------------------------------------------------------
                                             SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                             GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                             MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                              PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Capital paid-in............  $51,605,212    $104,256,840    $710,466,255     $106,504,448     $76,516,718
Accumulated net realized
  (losses).................      (14,744)     (8,892,211)    (33,356,060)     (16,803,282)     (6,876,214)
Net unrealized
  appreciation/
  (depreciation) of
  investments..............           --         733,300       4,541,847        1,066,600       1,808,015
                             -----------    ------------    ------------     ------------     -----------
                             $51,590,468    $ 96,097,929    $681,652,042     $ 90,767,766     $71,448,519
                             ===========    ============    ============     ============     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000

--------------------------------------------------------------------------------

E. At October 31, 2000, each Fund had the following liabilities:
--------------------------------------------------------------------------------

                                                 SHORT U.S.                     INTERMEDIATE   U.S. GOVERNMENT
                                                 GOVERNMENT   ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                                  MONEY MARKET   SECURITIES      MORTGAGE        SECURITIES      SECURITIES
                                   PORTFOLIO     PORTFOLIO    (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable......................     $  6,761      $ 20,352       $ 144,142        $ 19,240        $ 15,136
Administration fee payable.....          268           473           3,353             447             352
Distribution fee payable.......          719        12,211          86,486          11,544           9,081
Distributions payable..........      275,359       498,831       3,853,013         487,308         398,717

--------------------------------------------------------------------------------


F. For tax purposes at October 31, 2000, the Money Market Portfolio had a capital loss carryforward of $14,744 which expires in 2008, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $8,884,570, of which $4,615,249 expires in 2002, $466,298 expires in 2003, $1,966,811 expires in 2004, $642,561 expires in 2007, and $1,193,651 expires in 2008. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $30,458,245, of which $5,932,937 expires in 2001, $10,944,856 expires in 2002,
$4,674,894 expires in 2003, $819,918 expires in 2004, $1,301,928 expires in
2006, $4,959,047 expires in 2007, and $1,824,665 expires in 2008.

  The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $16,619,334, of which $9,526,290 expires in 2002, $1,932,691 expires in 2003,
$2,314,129 expires in 2004, $817,175 expires in 2007, and $2,029,049 expires in
2008. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $6,862,091, of which $2,896,643 expires in 2002, $731,254 expires in 2003, $29,820 expires in 2004, $124,825 expires in 2005, $802,809 expires in 2007, and $2,276,740 expires in 2008. All losses are available to offset future realized capital gains, if any.

G. For the year ended October 31, 2000, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                                U.S.
                                            SHORT U.S.      ADJUSTABLE      INTERMEDIATE     GOVERNMENT
                                            GOVERNMENT     RATE MORTGAGE      MORTGAGE        MORTGAGE
                                            SECURITIES         (ARM)         SECURITIES      SECURITIES
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Purchases..............................    $126,492,560    $472,490,587     $ 97,570,088    $ 94,782,201
                                           ============    ============     ============    ============
Sales and Maturities...................    $133,617,551    $636,236,248     $107,055,048    $108,281,112
                                           ============    ============     ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Stockholders and Trustees
of Asset Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios of Asset Management Fund (all portfolios collectively referred to as the "Fund") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
December 18, 2000

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Steven D. Pierce
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary

Alaina Metz
Assistant Secretary